ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I [Abstract]
ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

20.   ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

The separate financial statements of the Company as presented below have been prepared in accordance Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate balance sheets of the Company as ‘Investments in subsidiaries”. Subsidiaries income or loss is included as the Company’s “Share of income from subsidiaries” on the statements of operations. The subsidiaries did not pay any dividend to the Company for the periods presented. In 2014, the cash flow disclosure has been revised to reflect returns on investment from subsidiaries as operating cash flow activities for all years presented as opposed to investing cash flow activities.

The Company did not have any significant commitments or guarantees as of December 31, 2013 and 2014.

	2012	2013	2014	2014
				US$ thousands (Note 2(d))
Statements of operations

Net revenues	-	-	-	-
Operating expenses	(7,901)	(8,298)	(4,678)	(754)
Loss from operations	(7,901)	(8,298)	(4,678)	(754)
Share of income from subsidiaries	190,546	378,222	478,165	77,069
Interest income	889	189	332	53
Interest expense	(118,515)	(49,843)	(35,667)	(5,749)
Accelerated fee amortization on early extinguishment of long term loans	-	(41,872)	-	-
Gain on waived liability related with Motel 168 acquisition	-	-	11,919	1,921
(Loss)/gain on change in fair value of convertible notes	(87,099)	(133,404)	71,945	11,595
Foreign exchange gain/(loss), net	1,969	50,316	(9,551)	(1,539)
Gain on buy-back of convertible notes	-	-	650	105
Non-operating income	-	912	-	-
Non-operating expenses	(6,665)	-	-	-
(Loss)/income before income tax expense	(26,776)	196,222	513,115	82,701
Income tax expense	-	-	-	-
Net (loss)/income	(26,776)	196,222	513,115	82,701

	2013	2014	2014
			US$ thousands
			(Note 2(d))
Balance sheets:

Assets
Current assets:
Cash and cash equivalents	224,425	63,976	10,311
Restricted cash	161,494	7,382	1,190
Receivables from related parties	87	87	14
Prepayments and other current assets	20,855	2,017	325
Total current assets	406,861	73,462	11,840
Investments in subsidiaries (a)	6,050,335	6,023,517	970,815
Total assets	6,457,196	6,096,979	982,655

Liabilities
Current liabilities
Financial liability, current portion	-	1,029,577	165,938
Other payables and accruals	155,153	12,369	1,993
Total current liabilities	155,153	1,041,946	167,931
Non-current liabilities
Long term loans	713,337	-	-
Financial liability	1,157,295	-	-
Total liabilities	2,025,785	1,041,946	167,931
Shareholders' equity
Ordinary shares (US$0.005 par value; 200,000,000 shares authorized, 94,814,866 and 95,703,960 shares issued and outstanding as of December 31, 2013 and December 31, 2014, respectively)	3,671	3,698	596
Additional paid-in capital	3,080,596	3,191,076	514,308
Retained earnings	1,347,144	1,860,259	299,820
Total shareholders' equity	4,431,411	5,055,033	814,724
Total liabilities and shareholders' equity	6,457,196	6,096,979	982,655

(a) Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK’s investments in PRC subsidiaries, and share options of the Company contributed to its Hong Kong and PRC subsidiaries as their employees’ share-based compensation.

	2012	2013	2014	2014
				US$ thousands (Note 2(d))
Statements of Cash flows:

Cash flows from operating activities:
Net (loss)/income	(26,918)	196,222	513,115	82,701
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Amortization of upfront fee of term loan	43,060	42,831	-	-
Share of income from subsidiaries	(190,404)	(378,222)	(478,165)	(77,069)
Returns on the investments	798,605	51,466	612,006	98,636
Foreign exchange (gain)/loss, net	(1,969)	(50,316)	9,551	1,539
Gain on waived liability related with Motel 168 acquisition	-	-	(11,919)	(1,921)
Gain on buy-back of convertible notes	-	-	(650)	(105)
Loss/(gain) on change in fair value of convertible notes	87,099	133,404	(71,945)	(11,595)
Loss/(gain) from fair value change of interest rate swap transaction	6,665	(912)	-	-
Change in assets and liabilities, net of effects of acquisitions:
Decrease in receivables from related parties	154	-	-	-
(Increase)/decrease in prepayments and other current assets	(2,750)	(17,069)	18,838	3,036
Increase in other payables and accruals	6,444	3,574	516	86
Net cash used in operating activities	719,986	(19,022)	591,347	95,308

Cash flows from investing activities:
Cash (paid to)/received from restricted cash – escrow account and interest reserve account	(3,703)	30,219	154,363	24,879
Cash flows provided by investing activities:	(3,703)	30,219	154,363	24,879

Cash flows from financing activities:
Proceeds from share option exercise	26,615	193,332	26,370	4,250
Cash paid for the unsettled liability relating to acquisition of Motel 168	-	-	(154,363)	(24,879)
Buy-back of convertible notes	-	-	(60,022)	(9,674)
Repayment of convertible notes	(111,945)	-	-	-
Proceeds from loans, net of upfront fee	-	723,025	-	-
Repayment of loans	(760,949)	(735,467)	(719,433)	(115,952)
Cash settlement of interest swap transaction	(3,418)	(9,650)	-	-
Net cash (used in)/provided by financing activities	(849,697)	171,240	(907,448)	(146,255)
Effect of foreign exchange rate changes on cash and cash equivalents	(2,467)	(3,712)	1,289	208
Net (decrease)/increase in cash and cash equivalents	(135,881)	178,725	(160,449)	(25,860)
Cash and cash equivalents, beginning of year	181,581	45,700	224,425	36,171
Cash and cash equivalents, end of the year	45,700	224,425	63,976	10,311

Supplemental disclosure of cash flow information
Cash paid during the year for interest	(77,706)	(49,485)	(36,083)	(5,816)